Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
October 31, 2021
MCVK6-NPRT3-1221
1.9883980.104
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.9%
Electronic Arts, Inc.	2,097	294,104
Media - 2.6%
DISH Network Corp. Class A (a)	1,615	66,328
Fox Corp. Class A	2,207	87,706
Interpublic Group of Companies, Inc.	18,630	681,299
Thryv Holdings, Inc. (a)	2,247	71,162
		906,495
TOTAL COMMUNICATION SERVICES		1,200,599
CONSUMER DISCRETIONARY - 10.5%
Distributors - 0.5%
LKQ Corp.	3,228	177,798
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (a)	5,020	185,389
Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings, Inc. (a)	3,303	475,467
MGM Resorts International	9,769	460,706
		936,173
Household Durables - 2.3%
Garmin Ltd.	1,429	205,204
PulteGroup, Inc.	7,646	367,620
Tempur Sealy International, Inc.	5,099	226,753
		799,577
Specialty Retail - 4.5%
Best Buy Co., Inc.	4,416	539,812
Dick's Sporting Goods, Inc.	1,548	192,277
Williams-Sonoma, Inc.	4,328	803,839
		1,535,928
TOTAL CONSUMER DISCRETIONARY		3,634,865
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	8,932	403,994
Food Products - 2.3%
Darling Ingredients, Inc. (a)	3,476	293,792
Ingredion, Inc.	2,613	248,836
Tyson Foods, Inc. Class A	3,215	257,104
		799,732
TOTAL CONSUMER STAPLES		1,203,726
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	9,945	249,421
Oil, Gas & Consumable Fuels - 4.4%
Devon Energy Corp.	11,758	471,261
HollyFrontier Corp.	7,212	243,766
Phillips 66 Co.	5,886	440,155
Targa Resources Corp.	6,909	377,715
		1,532,897
TOTAL ENERGY		1,782,318
FINANCIALS - 16.8%
Banks - 3.8%
Citizens Financial Group, Inc.	6,161	291,908
M&T Bank Corp.	5,132	755,020
Popular, Inc.	3,362	273,801
		1,320,729
Capital Markets - 3.3%
Apollo Global Management LLC Class A	5,149	396,216
Federated Hermes, Inc.	5,193	172,979
State Street Corp.	5,698	561,538
		1,130,733
Consumer Finance - 2.4%
Synchrony Financial	18,109	841,163
Diversified Financial Services - 0.2%
WeWork, Inc. (a)	6,500	66,365
Insurance - 5.5%
Allstate Corp.	2,516	311,154
Hartford Financial Services Group, Inc.	6,838	498,695
MetLife, Inc.	9,738	611,546
Old Republic International Corp.	19,338	499,501
		1,920,896
Thrifts & Mortgage Finance - 1.6%
NMI Holdings, Inc. (a)	10,249	248,846
Walker & Dunlop, Inc.	2,225	289,406
		538,252
TOTAL FINANCIALS		5,818,138
HEALTH CARE - 7.5%
Biotechnology - 1.0%
Amgen, Inc.	664	137,428
Regeneron Pharmaceuticals, Inc. (a)	308	197,102
		334,530
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	2,957	216,778
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	2,538	309,687
Cigna Corp.	1,031	220,232
DaVita HealthCare Partners, Inc. (a)	2,462	254,177
Molina Healthcare, Inc. (a)	1,133	335,051
Quest Diagnostics, Inc.	1,086	159,403
Universal Health Services, Inc. Class B	1,458	180,938
		1,459,488
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	3,417	213,152
Jazz Pharmaceuticals PLC (a)	2,774	369,053
		582,205
TOTAL HEALTH CARE		2,593,001
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	589	119,408
Building Products - 2.4%
Builders FirstSource, Inc. (a)	7,908	460,799
Fortune Brands Home & Security, Inc.	1,871	189,719
UFP Industries, Inc.	2,123	173,725
		824,243
Commercial Services & Supplies - 0.5%
The Brink's Co.	2,609	179,708
Construction & Engineering - 1.6%
EMCOR Group, Inc.	2,672	324,621
Willscot Mobile Mini Holdings (a)	7,004	243,389
		568,010
Electrical Equipment - 4.2%
Acuity Brands, Inc.	3,052	626,972
Encore Wire Corp.	1,546	207,257
Hubbell, Inc. Class B	1,477	294,469
Regal Rexnord Corp.	2,047	311,820
		1,440,518
Machinery - 4.7%
Crane Co.	4,697	485,106
Dover Corp.	1,866	315,503
ITT, Inc.	2,675	251,637
Mueller Industries, Inc.	4,073	214,403
PACCAR, Inc.	4,164	373,178
		1,639,827
Professional Services - 1.6%
CACI International, Inc. Class A (a)	1,228	353,222
Manpower, Inc.	2,043	197,456
		550,678
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	5,886	333,677
XPO Logistics, Inc. (a)	2,069	177,520
		511,197
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	2,925	245,905
TOTAL INDUSTRIALS		6,079,494
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.5%
Juniper Networks, Inc.	3,429	101,224
Motorola Solutions, Inc.	1,604	398,738
		499,962
Electronic Equipment & Components - 1.6%
Avnet, Inc.	3,011	114,749
CDW Corp.	462	86,232
TD SYNNEX Corp.	3,489	366,345
		567,326
IT Services - 2.5%
Amdocs Ltd.	5,013	390,212
DXC Technology Co. (a)	8,052	262,254
Global Payments, Inc.	1,481	211,768
		864,234
Semiconductors & Semiconductor Equipment - 1.7%
Microchip Technology, Inc.	3,552	263,168
ON Semiconductor Corp. (a)	6,857	329,616
		592,784
Software - 1.0%
SS&C Technologies Holdings, Inc.	1,948	154,808
Telos Corp.	7,583	196,476
		351,284
Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	5,819	176,490
Xerox Holdings Corp.	8,165	145,337
		321,827
TOTAL INFORMATION TECHNOLOGY		3,197,417
MATERIALS - 6.9%
Chemicals - 2.6%
Celanese Corp. Class A	1,695	273,759
Corteva, Inc.	3,400	146,710
Element Solutions, Inc.	10,893	247,380
Olin Corp.	4,240	241,595
		909,444
Containers & Packaging - 2.3%
Ball Corp.	4,624	423,004
Berry Global Group, Inc. (a)	5,631	369,056
		792,060
Metals & Mining - 2.0%
Freeport-McMoRan, Inc.	6,403	241,521
Reliance Steel & Aluminum Co.	3,013	440,380
		681,901
TOTAL MATERIALS		2,383,405
REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Gaming & Leisure Properties	5,167	250,548
PS Business Parks, Inc.	2,818	500,759
Welltower, Inc.	13,837	1,112,495
		1,863,802
Real Estate Management & Development - 5.7%
CBRE Group, Inc. (a)	10,757	1,119,586
Jones Lang LaSalle, Inc. (a)	3,321	857,582
		1,977,168
TOTAL REAL ESTATE		3,840,970
UTILITIES - 7.6%
Electric Utilities - 4.4%
Edison International	5,482	344,982
Evergy, Inc.	3,982	253,853
Exelon Corp.	2,871	152,708
NRG Energy, Inc.	7,294	290,958
OGE Energy Corp.	14,020	477,661
		1,520,162
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	5,199	448,674
Multi-Utilities - 1.9%
MDU Resources Group, Inc.	21,812	670,283
TOTAL UTILITIES		2,639,119
TOTAL COMMON STOCKS (Cost $27,652,120)		34,373,052

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $206,425)	206,384	206,425

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $27,858,545)	34,579,477
NET OTHER ASSETS (LIABILITIES) - 0.1%	39,019
NET ASSETS - 100.0%	34,618,496

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	264,532	8,659,681	8,717,788	124	-	-	206,425	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	799,277	799,277	27	-	-	-	0.0%
Total	264,532	9,458,958	9,517,065	151	-	-	206,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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